Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale financial assets [member] | Shares [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 144	€ 81
Carrying amount of associated liabilities	155	91
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	3,127	3,310
Carrying amount of associated liabilities	3,304	3,396
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	20	404
Carrying amount of associated liabilities	21	416
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	161	249
Carrying amount of associated liabilities	€ 4	€ 69